Fair Value Measurement (Tables)	9 Months Ended
Feb. 28, 2026
Fair Value Measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis

(in thousands)	February 28, 2026	May 31, 2025	level
Assets:
Cash	$13,591	$534	Level 1
Money market funds	2,064	11,369	Level 1

Liabilities:
Common stock	$(12,245)	$—	Level 1